LEASES - Schedule of Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 4,420
2026	4,423
2027	4,414
2028	4,300
2029 and thereafter	17,556
Total undiscounted lease payments	35,113
Less: Interest	5,519
Present value of lease liabilities	$ 29,594	$ 32,509